Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Intangible Assets
Changes in carrying amount of goodwill	$ 0	$ 0
Goodwill impairment	$ 0	$ 0